Segment Information - Additional information (Detail) - Bird Rides [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting Disclosure Of Entitys Reportable Segments [Line Items]
Number of reportable segments | segment			3
Reportable Geographical Components [Member]
Segment Reporting Disclosure Of Entitys Reportable Segments [Line Items]
Revenues	$ 65,406,000	$ 40,185,000	$ 151,120,000	$ 70,683,000	$ 94,601,000	$ 150,524,000
Cost of goods and services sold					(22,716,000)	(20,319,000)
Reportable Geographical Components [Member] | Other [Member]
Segment Reporting Disclosure Of Entitys Reportable Segments [Line Items]
Revenues		$ 1,000	0	$ 210,000	211,000	1,021,000
Cost of goods and services sold			$ 0		$ (172,000)	$ (79,000)